Annual Fund Operating Expenses	Dec. 24, 2025
Longview Advantage Fixed Income ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Longview Advantage Fixed Income ETF | Longview Advantage Fixed Income ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[1]
Acquired Fund Fees and Expenses	0.14%	[2]
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.15%)	[3]
Net Expenses (as a percentage of Assets)	0.34%
Longview Advantage Real Estate ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 31, 2026
Longview Advantage Real Estate ETF | Longview Advantage Real Estate ETF Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%	[4]
Acquired Fund Fees and Expenses	0.16%	[5]
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.15%)	[6]
Net Expenses (as a percentage of Assets)	0.36%

[1]	“Other Expenses” are estimated for the current fiscal year.
[2]	“Acquired Fund Fees and Expenses” (“AFFE”) are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including exchange-traded funds.
[3]	Hill Investment Group Partners, LLC d/b/a Longview Research Partners (the “Adviser”) has contractually agreed to limit the management fees charged to the Fund to 0.10% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2026, and may not be terminated prior to that date without approval of the Board of Trustees (the “Board”) of The RBB Fund Trust (the “Trust”).
[4]	“Other Expenses” are estimated for the current fiscal year.
[5]	“Acquired Fund Fees and Expenses” (“AFFE”) are estimated for the current fiscal year and are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including exchange-traded funds.
[6]	Hill Investment Group Partners, LLC d/b/a Longview Research Partners (the “Adviser”) has contractually agreed to limit the management fees charged to the Fund to 0.10% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2026, and may not be terminated prior to that date without approval of the Board of Trustees of The RBB Fund Trust.